Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Selling, general and administrative expenses
Increase in selling, general and administrative (SG&A) expense	€ 326,800
Selling, general and administrative (SG&A) expense	604,922	€ 278,092	€ 159,292
Share-based compensation expenses	19,700	14,300	18,500
Selling, general and administrative expenses
Selling, general and administrative expenses
Personnel-related expenses	(399,632)	(173,824)	(126,366)
Rental and other facility-related expenses	(47,616)	(13,918)	(5,934)
IT expenses	(96,745)	(27,973)	(8,409)
Insurances and fees	(7,730)	(2,945)	(1,901)
Travel costs	(9,038)	(5,859)	(3,501)
Consulting and other services	(31,843)	(46,070)	(6,815)
Other	(12,320)	(7,503)	(6,366)
Total Selling, general and administrative expenses	€ (604,922)	€ (278,092)	€ (159,292)